Revenue recognition - Geographic (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographical information
Net sales	€ 22,202	€ 21,852	€ 23,315
Satisfied performance obligations	1,700	2,100
Asia Pacific
Geographical information
Net sales	2,562	2,742	3,070
Europe
Geographical information
Net sales	6,635	6,427	6,438
Greater China
Geographical information
Net sales	1,545	1,510	1,970
India region
Geographical information
Net sales	1,039	954	1,359
Latin America
Geographical information
Net sales	1,226	1,070	1,517
Middle East and Africa
Geographical information
Net sales	1,915	1,981	1,977
North America
Geographical information
Net sales	€ 7,280	€ 7,168	€ 6,984